Offerings - Offering: 1	Aug. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	112,946,708
Proposed Maximum Offering Price per Unit	0.23125
Maximum Aggregate Offering Price	$ 26,118,926.23
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,607.02
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered, issued or become issuable in connection with any stock split, stock dividend or similar transaction or pursuant to anti-dilution provisions of any of the securities. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on $0.23125 per share, the average of the high and low prices of the registrant's common stock as reported on the Nasdaq Capital Market on August 19, 2026. Consists of 112,946,708 shares of Common Stock issuable upon the conversion or otherwise pursuant to the terms of the Initial Shares.